Effects of reclassification upon adoption of IFRS 9 - Effect of reclassification of financial assets upon adoption of IFRS 9 (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		$ 2,521,771,000
Carrying amount post reclassifi-cation		2,521,771,000
IFRS 9 re-measurement including expected credit losses		(3,341,000)
IFRS 9 carrying amount at 1 Jan 2018	$ 2,518,430,000
Trading assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		287,995,000
Carrying amount post reclassifi-cation		254,409,000
IFRS 9 re-measurement including expected credit losses		1,000
IFRS 9 carrying amount at 1 Jan 2018	254,410,000
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		29,464,000
Carrying amount post reclassifi-cation		39,714,000
IFRS 9 re-measurement including expected credit losses		32,000
IFRS 9 carrying amount at 1 Jan 2018	39,746,000
Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		52,919,000
Carrying amount post reclassifi-cation		59,980,000
IFRS 9 re-measurement including expected credit losses		(457,000)
IFRS 9 carrying amount at 1 Jan 2018	59,523,000
Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		180,624,000
Carrying amount post reclassifi-cation		180,624,000
IFRS 9 re-measurement including expected credit losses		(3,000)
IFRS 9 carrying amount at 1 Jan 2018	180,621,000
Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		6,628,000
Carrying amount post reclassifi-cation		6,628,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	6,628,000
Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		34,186,000
Carrying amount post reclassifi-cation		34,186,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	34,186,000
Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		219,818,000
Carrying amount post reclassifi-cation		219,818,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	219,818,000
Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		90,393,000
Carrying amount post reclassifi-cation		82,582,000
IFRS 9 re-measurement including expected credit losses		(23,000)
IFRS 9 carrying amount at 1 Jan 2018	82,559,000
Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		962,964,000
Carrying amount post reclassifi-cation		951,627,000
IFRS 9 re-measurement including expected credit losses		(1,890,000)
IFRS 9 carrying amount at 1 Jan 2018	949,737,000
Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		201,553,000
Carrying amount post reclassifi-cation		201,553,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	201,553,000
Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		332,240,000
Carrying amount post reclassifi-cation		322,166,000
IFRS 9 re-measurement including expected credit losses		(3,000)
IFRS 9 carrying amount at 1 Jan 2018	322,163,000
Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		3,917,000
Carrying amount post reclassifi-cation		1,813,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	1,813,000
Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		67,191,000
Carrying amount post reclassifi-cation		114,792,000
IFRS 9 re-measurement including expected credit losses		(15,000)
IFRS 9 carrying amount at 1 Jan 2018	114,777,000
Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		1,006,000
Carrying amount post reclassifi-cation		1,006,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	1,006,000
Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		22,744,000
Carrying amount post reclassifi-cation		22,744,000
IFRS 9 re-measurement including expected credit losses	(942,000)	(942,000)
IFRS 9 carrying amount at 1 Jan 2018	21,802,000
Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		23,453,000
Carrying amount post reclassifi-cation		23,453,000
IFRS 9 re-measurement including expected credit losses		(79,000)
IFRS 9 carrying amount at 1 Jan 2018	23,374,000
Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		4,676,000
Carrying amount post reclassifi-cation		4,676,000
IFRS 9 re-measurement including expected credit losses		38,000
IFRS 9 carrying amount at 1 Jan 2018	4,714,000
Other changes in classification
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Trading assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		4,329,000
Other changes in classification | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		313,000
Other changes in classification | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(7,099,000)
Other changes in classification | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(7,458,000)
Other changes in classification | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		9,915,000
Other changes in classification | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Other changes in classification | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Trading assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		9,000
Fair value through profit and loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		10,055,000
Fair value through profit and loss | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(712,000)
Fair value through profit and loss | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(3,903,000)
Fair value through profit and loss | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(3,131,000)
Fair value through profit and loss | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(2,104,000)
Fair value through profit and loss | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(214,000)
Fair value through profit and loss | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through profit and loss | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Trading assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(3,000)
Fair value through other comprehensive income | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(80,000)
Fair value through other comprehensive income | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		83,000
Fair value through other comprehensive income | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Fair value through other comprehensive income | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Trading assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(37,924,000)
Amortised cost | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(115,000)
Amortised cost | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		7,141,000
Amortised cost | Cash and balances at central banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Items in the course of collection from other banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Hong Kong Government certificates of indebtedness
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Loans and advances to customers
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		24,000
Amortised cost | Reverse repurchase agreements – non-trading
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(7,026,000)
Amortised cost | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		37,900,000
Amortised cost | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Interests in associates and joint ventures
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Goodwill and intangible assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Amortised cost | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		191,734,000
Carrying amount post reclassifi-cation		191,734,000
IFRS 9 re-measurement including expected credit losses		(175,000)
IFRS 9 carrying amount at 1 Jan 2018	191,559,000
HSBC Holdings | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		11,944,000
Carrying amount post reclassifi-cation		16,208,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	16,208,000
HSBC Holdings | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		0
Carrying amount post reclassifi-cation		0
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	0
HSBC Holdings | Cash and balances with HSBC undertakings
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		1,985,000
Carrying amount post reclassifi-cation		1,985,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	1,985,000
HSBC Holdings | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		2,388,000
Carrying amount post reclassifi-cation		2,388,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	2,388,000
HSBC Holdings | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		76,627,000
Carrying amount post reclassifi-cation		76,627,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	76,627,000
HSBC Holdings | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		4,264,000
Carrying amount post reclassifi-cation		0
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	0
HSBC Holdings | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		0
Carrying amount post reclassifi-cation		0
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	0
HSBC Holdings | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		662,000
Carrying amount post reclassifi-cation		662,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	662,000
HSBC Holdings | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		379,000
Carrying amount post reclassifi-cation		379,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	379,000
HSBC Holdings | Investment in subsidiaries
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		92,930,000
Carrying amount post reclassifi-cation		92,930,000
IFRS 9 re-measurement including expected credit losses		0
IFRS 9 carrying amount at 1 Jan 2018	92,930,000
HSBC Holdings | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017		555,000
Carrying amount post reclassifi-cation		555,000
IFRS 9 re-measurement including expected credit losses		(175,000)
IFRS 9 carrying amount at 1 Jan 2018	$ 380,000
HSBC Holdings | Other changes in classification
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Cash and balances with HSBC undertakings
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Investment in subsidiaries
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Other changes in classification | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		4,264,000
HSBC Holdings | Fair value through profit and loss | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Cash and balances with HSBC undertakings
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(4,264,000)
HSBC Holdings | Fair value through profit and loss | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Investment in subsidiaries
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through profit and loss | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Cash and balances with HSBC undertakings
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Investment in subsidiaries
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Fair value through other comprehensive income | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Held to maturity
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Cash and balances with HSBC undertakings
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Derivatives
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Loans and advances to banks
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Debt instruments | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Equity securities | Financial investments: available for sale
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Prepayments, accrued income and other assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Current tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Investment in subsidiaries
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
HSBC Holdings | Amortised cost | Deferred tax assets
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		$ 0